Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2022	2023	2024
	(RMB in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	819,752	1,065,945	1,100,460
Denominator:
Weighted average number of ordinary shares outstanding—basic	348,048,245	328,523,952	331,403,936
Net income per share attributable to ordinary shareholders—basic	2.36	3.24	3.32
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	819,752	1,065,945	1,100,460
Interest expense associated with convertible notes reversed	46,903	73,807	5,695
Net income attributable to ordinary shareholders for calculating diluted net income per share	866,655	1,139,752	1,106,155
Denominator:
Weighted average number of ordinary shares outstanding—basic	348,048,245	328,523,952	331,403,936
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	1,792,478	2,838,399	3,379,947
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	58,955	220,666	4,477,466
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	42,857,143	28,237,965	1,695,160
Weighted average number of ordinary shares outstanding—diluted	392,756,821	359,820,982	339,261,349
Net income per share attributable to ordinary shareholders—diluted	2.21	3.17	3.24